Subsequent events (Details Narrative) - $ / shares	Oct. 01, 2025	Jul. 31, 2025	Jul. 31, 2024
Subsequent Event [Line Items]
Common stock par value		$ 0.001	$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock par value	$ 0.0001